Document and Entity Information	Jun. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2021
Entity Registrant Name	Arcadia Biosciences, Inc.
Entity Central Index Key	0001469443
Entity Emerging Growth Company	false
Entity File Number	001-37383
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0571538
Entity Address, Address Line One	202 Cousteau Place
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Davis
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95618
City Area Code	530
Local Phone Number	756-7077
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	RKDA
Security Exchange Name	NASDAQ
Amendment Description	On July 2, 2021, Arcadia Biosciences, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to report the voting results of the 2021 annual meeting of stockholders (the “Annual Meeting”), including, among other matters, the approval, on an advisory basis, of the frequency of future non-binding stockholder advisory votes to approve the compensation of the Company’s named executive officers (“say-on-pay votes”). The sole purpose of this Current Report on Form 8-K/A is to disclose, pursuant to Item 5.07(d) of Form 8-K, the Board of Directors’ determination on the frequency of future say-on-pay votes. Except for the foregoing, this Current Report on Form 8-K/A does not modify or update any other disclosure contained in the Original Report, and this Current Report on Form 8-K/A should be read in conjunction with the Original Report.